SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies
Basis of Preparation
2.1.	Basis of Preparation

The consolidated financial statements of LATAM Airlines Group S.A. for the period ended December 31, 2018, have been prepared in accordance with International Financial Reporting Standards (IFRS) as issue by the International Accounting Standards Board (“IASB”) incorporated therein and with the interpretations issued by the International Financial Reporting Standards Interpretations Committee (IFRIC).

The consolidated financial statements have been prepared under the historic-cost criterion, although modified by the valuation at fair value of certain financial instruments.

The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to use its judgment in applying the Company’s accounting policies. Note 4 shows the areas that imply a greater degree of judgment or complexity or the areas where the assumptions and estimates are significant to the consolidated financial statements.

In order to facilitate comparison, some minor reclassifications have been made to the consolidated financial statements for the previous year.

(a)	Accounting pronouncements with implementation effective from January 1, 2018:

	Date of issue	Mandatory application: exercises started at from
(i) Rules and amendments

IFRS 9: Financial instruments.	December 2009	01/01/2018

Amendment to IFRS 9: Financial instruments.	November 2013	01/01/2018

IFRS 15: Revenue from ordinary activities from contracts with customers.	May 2014	01/01/2018

Amendment to IFRS 15: Revenue from ordinary activities from contracts with customers.	April 2016	01/01/2018

Amendment to IFRS 2: Share-based payments	June 2016	01/01/2018

Amendment to IFRS 4: Insurance contract	September 2016	01/01/2018

Amendment to IAS 40: Investment property	December 2016	01/01/2018

(ii) Improvements

Improvements to the International Financial Reporting Standards (cycle 2014-2016) IFRS 1: Adoption for the first time of international financial reporting standards and IAS 28 Investments in associates and joint ventures.

	December 2016	01/01/2018
(iii) Interpretations

IFRIC 22: Transactions in foreign currency and anticipated consideration	December 2016	01/01/2018

The Company has recognized the changes identified as a result of the adoption of IFRS 9 and IFRS 15, recognizing the cumulative effect of the initial application of these standards as an adjustment to the opening balance of retained earnings as of January 1, 2018, therefore, the Financial statements as of December 31, 2017 have not been modified.

The impacts of the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from ordinary contracts with customers are as follows:

Consolidated statement of financial position (extract)

		As of	Adoption				As of
		December 31,	effect				January 1
	Note	2017	IFRS 9		IFRS 15		2018
		ThUS$	ThUS$		ThUS$		ThUS$
Current assets
Other non-financial assets, current	7 - 12	221,188	-		54,361	(4)	275,549
Trade debtors and other accounts receivable, current	7 - 8	1,214,050	(11,105	)(1)	-		1,202,945

Non-current assets
Deferred tax assets		364,021	89	(2)	6,005	(7)	370,115

Current liabilities
Accounts payable commercial and other Debts to pay	7 - 20	1,695,202	-		(22,192	)(5)	1,673,010
Other non-financial liabilities, current	22	2,823,963	-		77,640	(6)	2,901,603

Non-current liabilities
Deferred tax liability	18	949,697	(1,021	)(2)	4,472	(5)	953,148

Equity
Accumulated earnings	25	475,118	(9,995	)(3)	446	(8)	465,569

- Effects of adopting IFRS 9

(1)	Expected credit losses: The Company modified the calculation of the impairment provision to comply with the expected credit loss model, established in IFRS 9 Financial Instruments, which replaces the current loss impairment model incurred. To the calculate porcentage of credit losses, a risk matrix was used, grouping the portfolio, according to similar characteristics of risk and maturity. This change resulted in the recognition of an increase in the provision for impairment losses of US $ (11.1) million.

This standard also includes requirements related to the classification and measurement of financial assets and liabilities and an expected credit loss model that replaces the current loss impairment model incurred.

As of January 1, 2018, the calculation of the impairment losses provision are as follows:

	Portfolio maturity
			Up to	Up to	More than
		Up to	91 to	181 to	360
	Up to date	90 days	180 days	360 days	days	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Expected loss rate	1%	21%	46%	67%	94%	8%
Gross book value	1,046,909	36,241	12,001	14,623	66,022	1,175,796
Impairment provision	(13,570)	(7,774)	(5,499)	(9,803)	(61,787)	(98,433)

(2) Deferred tax adjustments originated by the application of IFRS 9.

(3) Net effect on accumulated results of the adjustments indicated above.

In addition to the impacts on the consolidated statement of financial position, the application of IFRS 9: Financial Instruments requires the classification of financial instruments according to the business model, to determine the form of measurement of financial instruments, after their initial recognition.

The Company analyzed the business models and classified its financial assets and liabilities according to the following:

	Classification IAS 39				Classification IFRS 9
	Loans	Hedge	Held	Initial as fair value		At fair value
	and	and	for	through profit	Cost	with changes
Assets	receivables	derivatives	traiding	and loss	amortized	in results	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Balance as of December 31, 2017	2,446,864	62,867	1,915	501,890	-	-	3,013,536

Cash and cash equivalents	(1,112,346)	-	-	(29,658)	1,112,346	29,658	-
Other financial assets, current	(23,918)	-	(1,421)	(472,232)	23,918	473,653	-
Trade debtors and other accounts receivable, current	(1,214,050)	-	-	-	1,214,050	-	-
Accounts receivable from entities related, current	(2,582)	-	-	-	2,582	-	-
Other financial assets, non-current	(87,077)	-	(494)	-	87,077	494	-
Accounts receivable, non-current	(6,891)	-	-	-	6,891	-	-

Balance as of January 1, 2018	-	62,867	-	-	2,446,864	503,805	3,013,536

	Classification IAS 39		Classification IFRS 9
	Others	Held
	financial	hedge	Cost
Liabilities	liabilities	derivatives	amortized	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Balance as of December 31, 2017	10,086,434	14,817	-	10,101,251

Other current financial liabilities	(1,288,749)	-	1,288,749	-
Trade accounts payable and other accounts payable, current	(1,695,202)	-	1,695,202	-
Accounts payable to related entities, current	(760)	-	760	-
Other financial liabilities, not current	(6,602,891)	-	6,602,891	-
Accounts payable, not current	(498,832)	-	498,832	-
Balance as of January 1, 2018	-	14,817	10,086,434	10,101,251

- Effects of adopting IFRS 15

(4) Contract costs: The Company has capitalized the costs related to the revenues from air transport of passengers, corresponding to: the commissions charged by the credit card administrators for US$ 22.0 million and the air ticket booking services through the system general distribution (GDS) for US$ 15.6 million. Additionally, there is a reclassification of commissions from travel agencies for US$ 16.8 million, which previously were presented, according IAS 18, net of the liability to fly in other non-financial liabilities.

(5) Contract liabilities: The Company has adjusted certain concepts that were recorded as obligations with suppliers and customers, which must now be treated as contract liabilities; therefore they must be deferred until the benefit of the service have been rendered. These concepts are mainly related to the ground transportation service for US $ 15.6 million and traveler's checks for US $ 6.6 million.

(6) Performance Obligations: The Company analyzed the moment in which the performance obligations identified in the contracts with customers must be recognized in the consolidated result. During this analysis, some concepts were identified which must be deferred until the moment of service provision, mainly related to land transportation services, charges for modifications to the initial contract in the sale of tickets and redeem of some products associated with loyalty programs for US$ 60.8 million. Additionally, there is the reclassification detailed in numeral (4) for US$ 16.8 million.

(7) Deferred tax adjustments originated by the application of IFRS 15.

(8) Net effect on accumulated results of the adjustments indicated above.

Additionally, the Company concluded that, in the rendering of certain services, it acted as agent in the provision of these services, therefore some reclassifications were made in the consolidated income statement to reflect the corresponding commission.

The effects of the changes recognized in the application of IFRS 15 in the year 2018 in the consolidated income statement are presented below:

		For the year ended December 31, 2018
Reconciliation Revenue			Adjustments for reconciliation
		Results		Deferred		Results
		under	Contract	revenues		under
	Note	IFRS 15	costs (4)	recognition [(5), (6)]	Reclassifications	IAS 18
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	26	9,895,456	-	48,561	31,501	9,975,518
Cost of sales		(7,962,843)	-	(34,986)	-	(7,997,829)
Gross margin		1,932,613	-	13,575	31,501	1,977,689

Other income	28	472,758	-	-	42,563	515,321
Distribution costs		(619,200)	(43)	-	(20,003)	(639,246)
Administrative expenses		(721,270)	(806)	-	(54,061)	(776,137)
Other expenses		(359,781)	-	-	-	(359,781)
Other gains/(losses)		53,499	-	-	-	53,499
Income from operation activities		758,619	(849)	13,575	-	771,345

Financial income		53,253	-	-	-	53,253
Financial costs	27	(356,269)	-	-	-	(356,269)
Foreign exchange gains/(losses)	29	(157,708)	-	-	-	(157,708)
Result of indexation units		(865)	-	-	-	(865)

Income (loss) before taxes		297,030	(849)	13,575	-	309,756
Income (loss) tax expense / benefit	18	(88,456)	(23)	(1,030)	-	(89,509)
NET INCOME (LOSS) FOR THE PERIOD		208,574	(872)	12,545	-	220,247
Income (loss) attributable to owners of the parent		176,822	(872)	12,545	-	188,495
Income (loss) attributable to non-controlling interest	14	31,752	-	-	-	31,752
Net income (loss) for the year		208,574	(872)	12,545	-	220,247

(b)          Accounting pronouncements not yet in force for financial years beginning on January 1, 2018 and which has not been effected early adoption

(i) Rules and amendments	Date of issue	Mandatory application: exercises started at from

IFRS 16: Leases	January 2016	January 1, 2019

Amendment to IFRS 9: Financial Instruments	October 2017	January 1, 2019

Amendment to IAS 28: Investments in associates and joint ventures	October 2017	January 1, 2019

IFRS 17: Insurance contracts	May 2017	January 1, 2021

Amendment to IFRS 10: Consolidated financial statements and IAS 28 Investments in associates and joint ventures.	September 2014	To be determined

Amendment to IAS 19: Benefits to employees	February 2018	January 1, 2019

	Date of issue	Mandatory application: exercises started at from

Amendment to IFRS 3: Business combination	October 2018	January 1, 2020

Amendment to IAS 1: Presentation of financial statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors	October 2018	January 1, 2020

(ii) Improvements

Improvements to International Financial Reporting Standards (cycle 2015-2017) IFRS 3: Business combination; IAS 12: Income tax; IFRS 11: Joint agreements and IAS 23 Costs for loans.	December 2017	January 1, 2019

(iii) Interpretations

IFRIC 23: Uncertain tax positions	June 2017	January 1, 2019

The Company's management believes that the adoption of the standards, amendments and interpretations described above will not have a significant impact on the consolidated financial statements of the Company in the exercise of its first application, except for IFRS 16.

IFRS 16 Leases incorporates significant changes in the accounting of tenants by requiring a similar treatment to financial leases for all those leases that are currently classified as operational lease with a term greater than 12 months. This standard will be applied since January 1, 2019 and means, in general terms, that an asset representative of the right to use the assets subject to operational leasing contracts and a liability equivalent to the present value of the payments associated with the contract must be recognized. The effects on the income statement will be; the monthly lease payments will be replaced by the depreciation of the right of use and the recognition of a financial expense. Likewise, in the Statement of Cash Flows, the operating flow will decrease by the amount of the lease payment, increasing the flow of financing, separated in interest and principal, from the lease liability.

During the year 2018 the Company began the analysis of the effects of first adoption of IFRS 16, applying this new standard to the contracts identified as leases using IAS 17 "Leases" and IFRIC 4 "Determining whether an Arrangement Contains a Lease”.

The Company will apply this new standard with a retrospective application, restating the comparative financial statements, in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”.

The Company will continue to recognize the expenses associated with short-term lease contracts, as well as with the underlying low-value assets, in a straight-line manner as an expense in profit or loss, as indicated by the exception established in IFRS 16.

When establishing the terms of the lease, the Company has evaluated the relevant facts or circumstances that may determine the possible exercise of the options to extend or terminate the lease agreements. These options will be evaluated on each closing date.

For the valuation of the right of use and the lease liability, the Company has determined the present value of the payments for non-cancelable leases, using the implicit interest rate for leases related to aircraft, and incremental borrowing rate for the rest of the contracts. For incremental borrowing rate, the company considered for its calculation historical information on financing of the Company, market variables, asset types, country risk and currency among other factors.

The main impact due to the application of this new standard will came from the aircraft and engines, whose quantity and balance of non-cancelable lease commitments is disclosed in note 32 "Commitments".

As at the reporting date, the group has non-cancellable operating lease commitments for aircraft and engines of US$ 3,581 millions, additionally for other assets, it amounts of US$ 161 millions. Of these commitments, approximately US$ 59 millions relate to short-term leases and to low value leases which will both be recognized on a straight-line basis as expense in profit or loss.

For the remaining lease commitments the group expects to recognize right-of-use assets of approximately US$ 2,512 millions on 1 January 2019, and lease liabilities for US$ 2,820 millions. It is estimated that there will be no significant effects on net income for the year 2019.

Operating cash flows will increase and financing cash flows decrease by approximately US$ 521 millions as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.

Basis of Consolidation
2.2.	Basis of Consolidation

(a)	Subsidiaries

Subsidiaries are all the entities (including special-purpose entities) over which the Company has the power to control the financial and operating policies, which are generally accompanied by a holding of more than half of the voting rights. In evaluating whether the Company controls another entity, the existence and effect of potential voting rights that are currently exercisable or convertible at the date of the consolidated financial statements are considered. The subsidiaries are consolidated from the date on which control is passed to the Company and they are excluded from the consolidation on the date they cease to be so controlled. The results and flows are incorporated from the date of acquisition.

Balances, transactions and unrealized gains on transactions between the Company’s entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment loss of the asset transferred. When necessary in order to ensure uniformity with the policies adopted by the Company, the accounting policies of the subsidiaries are modified.

To account for and identify the financial information revealed when carrying out a business combination, such as the acquisition of an entity by the Company, is apply the acquisition method provided for in IFRS 3: Business combination.

(b)	Transactions with non-controlling interests

The Group applies the policy of considering transactions with non-controlling interests, when not related to loss of control, as equity transactions without an effect on income.

(c)	Sales of subsidiaries

When a subsidiary is sold and a percentage of participation is not retained, the Company derecognizes assets and liabilities of the subsidiary, the non-controlling and other components of equity related to the subsidiary. Any gain or loss resulting from the loss of control is recognized in the consolidated income statement in Other gains (losses).

If LATAM Airlines Group S.A. and Subsidiaries retain an ownership of participation in the sold subsidiary, and does not represent control, this is recognized at fair value on the date that control is lost, the amounts previously recognized in Other comprehensive income are accounted as if the Company had disposed directly from the assets and related liabilities, which can cause these amounts are reclassified to profit or loss. The percentage retained valued at fair value is subsequently accounted using the equity method.

(d)	Investees or associates

Investees or associates are all entities over which LATAM Airlines Group S.A. and Subsidiaries have significant influence but have no control. This usually arises from holding between 20% and 50% of the voting rights. Investments in associates are booked using the equity method and are initially recognized at their cost.

Foreign currency transactions
2.3.	Foreign currency transactions

(a)	Presentation and functional currencies

The items included in the financial statements of each of the entities of LATAM Airlines Group S.A. and Subsidiaries are valued using the currency of the main economic environment in which the entity operates (the functional currency). The functional currency of LATAM Airlines Group S.A. is the United States dollar which is also the presentation currency of the consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries.

(b)	Transactions and balances

Foreign currency transactions are translated to the functional currency using the exchange rates on the transaction dates. Foreign currency gains and losses resulting from the liquidation of these transactions and from the translation at the closing exchange rates of the monetary assets and liabilities denominated in foreign currency are shown in the consolidated statement of income by function except when deferred in Other comprehensive income as qualifying cash flow hedges.

(c)	Adjustment due to hyperinflation

After July 1, 2018, the Argentine economy was considered, for purposes of IFRS, hyperinflationary. The financial statements of the subsidiaries whose functional currency is the Argentine Peso have been restated.

The non-monetary items of the statement of financial position as well as the income statement, comprehensive incomes and cash flows of the group's entities, whose functional currency corresponds to a hyperinflationary economy, are adjusted for inflation and re-expressed in accordance with the variation of the consumer price index ("CPI"), at each presentation date of its financial statements. The re-expression of non-monetary items is made from the date of initial recognition in the statements of financial position and considering that the financial statements are prepared under the historical cost criterion. (See Note 4(g))

Net losses or gains arising from the re-expression of non-monetary items and income and costs are recognized in the consolidated income statement under "Result of indexation units".

Net gains and losses on the re-expression of opening balances due to the initial application of IAS 29 are recognized in the consolidated retained earnings.

Re-expression due to hyperinflation will be recorded until the period in which the economy of the entity ceases to be considered as a hyperinflationary economy, at that time, the adjustments made by hyperinflation will be part of the cost of non-monetary assets and liabilities.

The comparative amounts in the Consolidated financial statements of the Company are presented in a stable currency and are not adjusted for subsequent changes in the price level or exchange rates.

(d)	Group entities

The results and the financial situation of the Group's entities, whose functional currency is different from the presentation currency of the consolidated financial statements, of LATAM Airlines Group S.A., which does not correspond to the currency of a hyperinflationary economy, are converted into the currency of presentation as follows:

(i)          Assets and liabilities of each consolidated statement of financial position presented are translated at the closing exchange rate on the consolidated statement of financial position date;

(ii)         The revenues and expenses of each income statement account are translated at the exchange rates prevailing on the transaction dates, and

(iii)        All the resultant exchange differences by conversion are shown as a separate component in other comprehensive income.

For those subsidiaries of the group whose functional currency is different from the presentation currency and, moreover, corresponds to the currency of a hyperinflationary economy; its restated results, cash flow and financial situation are converted to the presentation currency at the closing exchange rate on the date of the consolidated financial statements.

The exchange rates used correspond to those fixed in the country where the subsidiary is located, whose functional currency is different to the U.S. dollar.

Adjustments to the Goodwill and fair value arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the closing exchange rate or period informed, restated when the currency came from the functional entity of the foreign entity corresponds to that of a hyperinflationary economy, the adjustments for the restatement of goodwill are recognized in the consolidated equity.

Property, plant and equipment
2.4.	Property, plant and equipment

The land of LATAM Airlines Group S.A. and Subsidiaries, are recognized at cost less any accumulated impairment loss. The rest of the Properties, plants and equipment are recorded, both in their initial recognition and in their subsequent measurement, at their historical cost, restated for inflation when appropriate, less the corresponding depreciation and any loss due to deterioration.

The amounts of advances paid to the aircraft manufacturers are activated by the Company under Construction in progress until they are received.

Subsequent costs (replacement of components, improvements, extensions, etc.) are included in the value of the initial asset or are recognized as a separate asset, only when it is probable that the future economic benefits associated with the elements of property, plant and equipment, they will flow to the Company and the cost of the item can be determined reliably. The value of the replaced component is written off. The rest of the repairs and maintenance are charged to the result of the year in which they are incurred.

The depreciation of the properties, plants and equipment is calculated using the linear method over their estimated technical useful lives; except in the case of certain technical components which are depreciated on the basis of cycles and hours flown.

The residual value and the useful life of the assets are reviewed and adjusted, if necessary, once a year.

When the value of an asset exceeds its estimated recoverable amount, its value is immediately reduced to its recoverable amount (Note 2.8).

Losses and gains from the sale of property, plant and equipment are calculated by comparing the consideration with the book value and are included in the consolidated statement of income.

Intangible assets other than goodwill
2.5.	Intangible assets other than goodwill

(a)	Airport slots and Loyalty program

Airport slots and the Coalition and Loyalty program are intangible assets of indefinite useful life and are subject to impairment tests annually as an integral part of each CGU, in accordance with the premises that are applicable, included as follows:

Airport slots – Air transport CGU

Loyalty program – Coalition and loyalty program Multiplus CGU

(See Note 16)

The airport slots correspond to an administrative authorization to carry out operations of arrival and departure of aircraft at a specific airport, within a specified period.

The Loyalty program corresponds to the system of accumulation and redemption of points that has developed Multiplus S.A., subsidiary of TAM S.A.

The Brands, airport Slots and Loyalty program were recognized in fair values determined in accordance with IFRS 3, as a consequence of the business combination with TAM and Subsidiaries.

(b)	Computer software

Licenses for computer software acquired are capitalized on the basis of the costs incurred in acquiring them and preparing them for using the specific software. These costs are amortized over their estimated useful lives, for which the Company has been defined useful lives between 3 and 10 years.

Expenses related to the development or maintenance of computer software which do not qualify for capitalization, are shown as an expense when incurred. The personnel costs and others costs directly related to the production of unique and identifiable computer software controlled by the Company, are shown as intangible Assets others than Goodwill when they have met all the criteria for capitalization.

(c)	Brands

The Brands were acquired in the business combination with TAM S.A. And Subsidiaries and recognized at fair value under IFRS. During the year 2016, the estimated useful life of the brands change from an indefinite useful life to a five-year period, the period in which the value of the brands will be amortized (See Note 15).

Goodwill
2.6.	Goodwill

Goodwill represents the excess of acquisition cost over the fair value of the Company’s participation in the net identifiable assets of the subsidiary or associate on the acquisition date. Goodwill related to acquisition of subsidiaries is not amortized but tested for impairment annually or each time that there is evidence of impairment. Gains and losses on the sale of an entity include the book amount of the goodwill related to the entity sold.

Borrowing costs
2.7.	Borrowing costs
Interest costs incurred for the construction of any qualified asset are capitalized over the time necessary for completing and preparing the asset for its intended use.
Losses for impairment of non-financial assets
2.8.	Losses for impairment of non-financial assets

Intangible assets that have an indefinite useful life, and developing IT projects, are not subject to amortization and are subject to annual testing for impairment. Assets subject to amortization are subjected to impairment tests whenever any event or change in circumstances indicates that the book value of the assets may not be recoverable. An impairment loss is recorded when the book value is greater than the recoverable amount. The recoverable amount of an asset is the higher of its fair value less costs to sell and its value in use. In evaluating the impairment, the assets are grouped at the lowest level for which cash flows are separately identifiable (CGUs). Non-financial assets other than goodwill that have suffered an impairment loss are reviewed if there are indicators of reverse losses at each reporting date.

Financial assets
2.9.	Financial assets

As of January 1, 2018, the Company classifies its financial assets in the following categories: at fair value (either through other comprehensive income, or through gains or losses), and at amortized cost. The classification depends on the business model of the entity to manage the financial assets and the contractual terms of the cash flows.

The group reclassifies debt investments when, and only when, it changes its business model to manage those assets.

In the initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset classified at amortized cost, the transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets accounted for at fair value through profit or loss are recorded as expenses in the income statement.

(a)	Debt instruments

The subsequent measurement of debt instruments depends on the group's business model to manage the asset and cash flow characteristics of the asset. The Company has two measurement categories in which the group classifies its debt instruments:

Amortized cost: the assets held for the collection of contractual cash flows where those cash flows represent only payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in income when the asset is derecognized or impaired. Interest income from these financial assets is included in financial income using the effective interest rate method.

Fair value through profit or loss: assets that do not meet the criteria of amortized cost or FVOCI are measured at fair value through profit or loss. A gain or loss on a debt investment that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss and is presented net in the income statement within other gains / (losses) in the period in which it arises.

(b)	Equity instruments

Changes in the fair value of financial assets at fair value through profit or loss are recognized in other gains / (losses) in the statement of income as appropriate.

The Company evaluates in advance the expected credit losses associated with its debt instruments recorded at amortized cost. The applied impairment methodology depends on whether there has been a significant increase in credit risk.

Derivative financial instruments and hedging activities
2.10.	Derivative financial instruments and hedging activities

Derivatives are recognized, in accordance with IAS 39, initially at fair value on the date on which the derivative contract was made and are subsequently valued at their fair value. The method to recognize the resulting loss or gain depends on whether the derivative has been designated as a hedging instrument and, if so, the nature of the item being hedged. The Company designates certain derivatives as:

(a)	Hedge of the fair value of recognized assets (fair value hedge);

(b)	Hedge of an identified risk associated with a recognized liability or an expected highly- Probable transaction (cash-flow hedge), or

(c)	Derivatives that do not qualify for hedge accounting.

The Company documents, at the inception of each transaction, the relationship between the hedging instrument and the hedged item, as well as its objectives for managing risk and the strategy for carrying out various hedging transactions. The Company also documents its assessment, both at the beginning and on an ongoing basis, as to whether the derivatives used in the hedging transactions are highly effective in offsetting the changes in the fair value or cash flows of the items being hedged.

The total fair value of the hedging derivatives is booked as Other non-current financial asset or liability if the remaining maturity of the item hedged is over 12 months, and as an other current financial asset or liability if the remaining term of the item hedged is less than 12 months.
Derivatives not booked as hedges are classified as Other financial assets or liabilities.

(a)	Fair value hedges

Changes in the fair value of designated derivatives that qualify as fair value hedges are shown in the consolidated statement of income, together with any change in the fair value of the asset or liability hedged that is attributable to the risk being hedged.

(b)	Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is shown in the statement of other comprehensive income. The loss or gain relating to the ineffective portion is recognized immediately in the consolidated statement of income under other gains (losses). Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss.

In case of variable interest-rate hedges, the amounts recognized in the statement of other comprehensive income are reclassified to results within financial costs at the same time the associated debts accrue interest.

For fuel price hedges, the amounts shown in the statement of other comprehensive income are reclassified to results under the line item Cost of sales to the extent that the fuel subject to the hedge is used.

For foreign currency hedges, the amounts recognized in the statement of other comprehensive income are reclassified to income as deferred revenue resulting from the use of points, are recognized as Income.

When hedging instrument mature, is sold or fails to meet the requirements to be accounted for as hedges, any gain or loss accumulated in the statement of Other comprehensive income until that moment, remains in the statement of other comprehensive income and is reclassified to the consolidated statement of income when the hedged transaction is finally recognized. When it is expected that the hedged transaction is no longer going to occur, the gain or loss accumulated in the statement of other comprehensive income is taken immediately to the consolidated statement of income as “Other gains (losses)”.

(c)	Derivatives not booked as a hedge

The changes in fair value of any derivative instrument that is not booked as a hedge are shown immediately in the consolidated statement of income in “Other gains (losses)”.

Inventories
2.11.	Inventories

Inventories, detailed in Note 10, are shown at the lower of cost and their net realizable value. The cost is determined on the basis of the weighted average cost method (WAC). The net realizable value is the estimated selling price in the normal course of business, less estimated costs necessary to make the sale.

Trade and other accounts receivable
2.12.	Trade and other accounts receivable

Commercial accounts receivable are initially recognized at their fair value and subsequently at their amortized cost in accordance with the effective rate method, less the provision for impairment according to the model of the expected credit losses. The company applies the simplified approach permitted by IFRS 9, which requires that expected lifetime losses be recognized upon initial recognition of accounts receivable.

The existence of significant financial difficulties on the part of the debtor, the probability that the debtor goes bankrupt or financial reorganization are considered indicators of a significant increase in credit risk.

The carrying amount of the asset is reduced as the provision account is used and the loss is recognized in the consolidated income statement under "Cost of sales". When an account receivable is written off, it is regularized against the provision account for the account receivable.

Cash and cash equivalents
2.13.	Cash and cash equivalents
Cash and cash equivalents include cash and bank balances, time deposits in financial institutions, and other short-term and highly liquid investments.
Capital
2.14.	Capital

The common shares are classified as net equity.

Incremental costs directly attributable to the issuance of new shares or options are shown in net equity as a deduction from the proceeds received from the placement of shares.

Trade and other accounts payables
2.15.	Trade and other accounts payables
Trade payables and other accounts payable are initially recognized at fair value and subsequently at amortized cost.
Interest-bearing loans
2.16.	Interest-bearing loans

Financial liabilities are shown initially at their fair value, net of the costs incurred in the transaction. Later, these financial liabilities are valued at their amortized cost; any difference between the proceeds obtained (net of the necessary arrangement| costs) and the repayment value, is shown in the consolidated statement of income during the term of the debt, according to the effective interest rate method.

Financial liabilities are classified in current and non-current liabilities according to the contractual payment dates of the nominal principal.

Current and deferred taxes
2.17.	Current and deferred taxes

The expense by tax is comprised of income and deferred taxes.

The charge for current tax is calculated based on tax laws in force on the date of statement of financial position, in the countries in which the subsidiaries and associates operate and generate taxable income.

Deferred taxes are calculated using the liability method, on the temporary differences arising between the tax bases of assets and liabilities and their book values. However, if the temporary differences arise from the initial recognition of a liability or an asset in a transaction different from a business combination that at the time of the transaction does not affect the accounting result or the tax gain or loss, they are not booked. The deferred tax is determined using the tax rates (and laws) that have been enacted or substantially enacted at the consolidated financial statements close, and are expected to apply when the related deferred tax asset is realized or the deferred tax liability discharged.

Deferred tax assets are recognized when it is probable that there will be sufficient future tax earnings with which to compensate the temporary differences.

The tax (current and deferred) is recognized in income by function, unless it relates to an item recognized in other comprehensive income, directly in equity or from business combination. In that case the tax is also recognized in other comprehensive income, directly in income by function or goodwill, respectively.

Employee benefits
2.18.	Employee benefits

(a)	Personnel vacations

The Company recognizes the expense for personnel vacations on an accrual basis.

(b)	Share-based compensation

The compensation plans implemented based on the shares of the Company are recognized in the consolidated financial statements in accordance with IFRS 2: Share-based payments, for plans based on the granting of options, the effect of fair value is recorded in equity with a charge to remuneration in a linear manner between the date of grant of said options and the date on which they become irrevocable, for the plans considered as cash settled award the fair value, updated as of the closing date of each reporting period, is recorded as a liability with charge to remuneration.

(c)	Post-employment and other long-term benefits

Provisions are made for these obligations by applying the method of the projected unit credit method, and taking into account estimates of future permanence, mortality rates and future wage increases determined on the basis of actuarial calculations. The discount rates are determined by reference to market interest-rate curves. Actuarial gains or losses are shown in other comprehensive income.

(d)	Incentives

The Company has an annual incentives plan for its personnel for compliance with objectives and individual contribution to the results. The incentives eventually granted consist of a given number or portion of monthly remuneration and the provision is made on the basis of the amount estimated for distribution.

Provisions
2.19.	Provisions

Provisions are recognized when:

(i)	The Company has a present legal or implicit obligation as a result of past events;

(ii)	It is probable that payment is going to be necessary to settle an obligation; and

(iii)	The amount has been reliably estimated.

Revenue from contracts with customers
2.20.	Revenue from contracts with customers

(a)	Transportation of passengers and cargo

The Company recognizes the sale for the transportation service as a deferred income liability, which is recognized as income when the transportation service has been lent or expired. In the case of air transport services sold by the Company and that will be made by other airlines, the liability is reduced when they are remitted to said airlines. The Company periodically reviews whether it is necessary to make an adjustment to deferred income liabilities, mainly related to returns, changes, among others.

Compensations granted to clients for changes in the levels of services or billing of additional services such as additional baggage, change of seat, among others, are considered modifications of the initial contract, therefore, they are deferred until the corresponding service is provided.

(b)	Expiration of air tickets

The Company estimates in a monthly basis the probability of expiration of air tickets, with refund clauses, based on the history of use of the same. Air tickets without refund clause are expired on the date of the flight in case the passenger does not show up.

(c)	Costs associated with the contract

The costs related to the sale of air tickets are activated and deferred until the corresponding service is provided. These assets are included under Other non-financial assets in the Consolidated Classified Statement of Financial Position.

(d)	Frequent passenger program

The Company maintains the following loyalty programs: LATAM Pass, LATAM Fidelidade and Multiplus, whose objective is loyalty through the delivery of miles or points.

Members of these programs accumulate miles when flying with LATAM Airlines Group or any other member airline of the oneworld® program, as well as using the services of the associated entities.

When the miles and points are exchanged for products and services other than the services provided by the Company, the income is immediately recognized. When the exchange is made through air tickets of an airline of LATAM Airlines Group S.A. and subsidiaries, the income is deferred until the transportation service are rendered or expiration for non-use.

In addition, the Company has contracts with certain non-airline companies for the sale of miles or points. These contracts include some performance obligations in addition to the sale of the mile or point, such as marketing, advertising and other benefits. The income associated with these concepts is recognized in the income statement to the extent that the miles are accredited.

The calculation of the deferred income by loyalty programs at the end of the period corresponds to the valuation of the miles and points awarded to the holders of the loyalty programs, pending use, weighted by the probability of their exchange.

The miles and points that the Company estimates will not be exchanged, the proportionally associated value is recognized during the period in which it is expected that the remaining miles and points will be exchanged. The Company uses statistical models to estimate the exchange probability, which is based on historical patterns and projections.

(e)	Dividend income

Dividend income is recognized when the right to receive payment is established.

Leases
2.21.	Leases

(a)	When the Company is the lessee – financial lease

The Company leases certain Property, plant and equipment in which it has substantially all the risk and benefits deriving from the ownership; they are therefore classified as financial leases. Financial leases are initially recorded at the lower of the fair value of the asset leased and the present value of the minimum lease payments.

Every lease payment is separated between the liability component and the financial expenses so as to obtain a constant interest rate over the outstanding amount of the debt. The corresponding leasing obligations, net of financial charges, are included in other financial liabilities. The element of interest in the financial cost is charged to the consolidated statement of income over the lease period so that it produces a constant periodic rate of interest on the remaining balance of the liability for each year. The asset acquired under a financial lease is depreciated over its useful life and is included in Property, plant and equipment.

(b)	When the Company is the lessee – operating lease

Leases, in which the lessor retains an important part of the risks and benefits deriving from ownership, are classified as operating leases. Payments with respect to operating leases (net of any incentive received from the lessor) are charged in the consolidated statement of income on a straight-line basis over the term of the lease.

Non-current assets or disposal groups classified as held for sale
2.22.	Non-current assets or disposal groups classified as held for sale

Non-current assets (or disposal groups) classified as assets held for sale are shown at the lesser of their book value and the fair value less costs to sell.

Maintenance
2.23.	Maintenance

The costs incurred for scheduled heavy maintenance of the aircraft’s fuselage and engines are capitalized and depreciated until the next maintenance. The depreciation rate is determined on technical grounds, according to the use of the aircraft expressed in terms of cycles and flight hours.

In case of own aircraft or under financial leases, these maintenance cost are capitalized as Property, plant and equipment, while in the case of aircraft under operating leases, a liability is accrued based on the use of the main components is recognized, since a contractual obligation with the lessor to return the aircraft on agreed terms of maintenance levels exists. These are recognized as Cost of sales.

Additionally, some leases establish the obligation of the lessee to make deposits to the lessor as a guarantee of compliance with the maintenance and return conditions. These deposits, often called maintenance reserves, accumulate until a major maintenance is performed, once made, the recovery is requested to the lessor. At the end of the contract period, there is comparison between the reserves that have been paid and required return conditions, and compensation between the parties are made if applicable.

The unscheduled maintenance of aircraft and engines, as well as minor maintenance, are charged to results as incurred.

Environmental costs
2.24.	Environmental costs
Disbursements related to environmental protection are charged to results when incurred.